Employee benefits (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Employee Benefits Provisions

	31 December	31 December
	2023	2022
Defined benefit plans provision	1,684,487	2,621,135
Unused vacation provision	367,838	328,351
	2,052,325	2,949,486

Summary of Movement in Provision for Retirement Pay Liability

Movements in provision for retirement pay liability are as follows:

	2023	2022
Balance at 1 January	2,621,135	1,391,572
Service cost	352,454	164,086
Past service cost	3,821	3,574
Remeasurements	149,757	1,824,873
Interest expense	162,917	185,615
Benefit payments	(564,023)	(111,268)
Inflation adjustment	(1,041,575)	(837,317)
Balance at 31 December	1,684,487	2,621,135

Summary of Sensitivity of Provision for Retirement Pay Liability to Changes in the Significant Actuarial Assumptions

29.Employee benefits (continued)

The sensitivity of provision for retirement pay liability to changes in the significant actuarial assumptions is:

31 December 2023	Interest Rate		Inflation Rate
Sensitivity Level	1% increase	1% decrease	1% increase	1% decrease
Change in assumption	(14.1)%	17.0%	17.2%	(14.4)%
Impact on provision for defined benefit plans	(237,007)	286,194	290,406	(243,240)

31 December 2022	Interest Rate		Inflation Rate
Sensitivity Level	1% increase	1% decrease	1% increase	1% decrease
Change in assumption	(13.4)%	16.3%	16.5%	(13.8)%
Impact on provision for defined benefit plans	(403,655)	498,016	495,395	(408,897)